Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2024	2023
Robots at warehouse	$4,112,364	$4,743,645
Security equipment	274,854	506,403
Impairment provision for inventories	(4,112,364)	(4,743,645)
Inventories	$274,854	$506,403

The Company recorded a provision for slow moving or obsolete robots’ inventory of $nil, $3,797,552 and $942,882 during the years ended December 31, 2024, 2023 and 2022, respectively.